Property, plant and equipment (Details) - Schedule of property and equipment - BRL (R$) R$ in Millions		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		R$ 10,320	R$ 7,476
Additions		6,858	1,998
Lease modification		479	359
Write-off		(43)	(96)
Depreciation		(679)	(484)
Transfer and others	[1]		(356)
Property and equipment, ending		16,935	8,897
Land [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		570	481
Additions		31	191
Lease modification
Write-off			(2)
Depreciation
Transfer and others			(122)	[1]
Property and equipment, ending		601	548
Buildings [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		656	609
Additions		188	113
Lease modification
Write-off
Depreciation		(13)	(11)
Transfer and others		(48)	(137)	[1]
Property and equipment, ending		783	574
Improvements [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		3,596	2,598
Additions		2,423	809
Lease modification
Write-off		(25)	(3)
Depreciation		(202)	(131)
Transfer and others		137	(44)	[1]
Property and equipment, ending		5,929	3,229
Equipment [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		828	635
Additions		428	164
Lease modification
Write-off		(2)	(2)
Depreciation		(129)	(94)
Transfer and others		71	8	[1]
Property and equipment, ending		1,196	711
Facilities [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		362	269
Additions		162	61
Lease modification
Write-off		(4)
Depreciation		(25)	(18)
Transfer and others		7	1	[1]
Property and equipment, ending		502	313
Furniture and appliances [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		416	340
Additions		132	67
Lease modification
Write-off		(1)
Depreciation		(50)	(38)
Transfer and others		74	10	[1]
Property and equipment, ending		571	379
Constructions in progress [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		235	78
Additions		477	209
Lease modification
Write-off		(1)
Depreciation
Transfer and others		(178)	(83)	[1]
Property and equipment, ending		533	204
Others [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		37	37
Additions		12	4
Lease modification
Write-off
Depreciation		(12)	(11)
Transfer and others		12	7	[1]
Property and equipment, ending		49	37
Property, plant and equipment not subject to operating leases [member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		6,700	5,047
Additions		3,853	1,618
Lease modification
Write-off		(33)	(7)
Depreciation		(431)	(303)
Transfer and others		75	(360)	[1]
Property and equipment, ending		10,164	5,995
Lease [member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		3,620	2,429
Additions		3,005	380
Lease modification		479	359
Write-off		(10)	(89)
Depreciation		(248)	(181)
Transfer and others		(75)	4	[1]
Property and equipment, ending		6,771	2,902
Lease [member] | Buildings [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		3,604	2,423
Additions		3,005	364
Lease modification		479	359
Write-off		(10)	(89)
Depreciation		(244)	(177)
Transfer and others		(75)	4	[1]
Property and equipment, ending		6,759	2,884
Lease [member] | Equipment [Member]
Property, plant and equipment (Details) - Schedule of property and equipment [Line Items]
Property and equipment, beginning		16	6
Additions			16
Lease modification
Write-off
Depreciation		(4)	(4)
Transfer and others				[1]
Property and equipment, ending		R$ 12	R$ 18

[1]	In the period ended September 30, 2021, transfers of property, plant and equipment items to “Assets held for sale” in the amount of R$ 356 are recorded.